INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Net

	December 31,
	2024	2023
Finite-lived intangible assets:
Internal-use software	$4,225	$4,199
Less: accumulated amortization	(4,225)	(4,194)

Intangible assets, net	$—	$5